Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Summary of shares issuable upon exercise of the warrants	the number of shares issuable upon exercise of the warrants were increased, as presented below, pursuant to the terms of the warrants, such that the aggregate exercise price of such warrants as of their original issuance date will remain unchanged.

Warrant	Shares to be issued upon exercise of remaining warrants based on the estimated exercise price of $1.425 as of December 31, 2024	Shares to be issued upon exercise of remaining warrants existed as of December 31, 2024 based on the exercise price of $3.0391 as of April 28, 2025
Class B1	111,931	52,511
Class B2	6,606,758	3,097,842
Class C1	26,974	12,649
Class C2	6,939,162	3,253,708
Total	13,684,825	6,416,710

Summary of the changes in the warrant liability
The following table presents the changes in the warrant liability during the year:

Balance as of January 1, 2024	—
Issuance of Class B1 and Class B2 warrants	4,123,210
Issuance of Class C1 and Class C2 warrants	4,053,745
Change in fair value of warrants	11,127,076
Exercise of warrants	(8,866,997)
Balance as of December 31, 2024	10,437,034